Cash and Cash Equivalents (Tables)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule of cash and cash equivalents [Abstract]
Schedule of cash and cash equivalents
	Consolidated
	2022	2021
	$	$
Cash at bank and on hand	37,500,931	9,123,617
	37,500,931	9,123,617
Cash at bank earns interest at floating rates based on daily bank deposit rates.
Reconciliation of loss for the year to net cash flows from operating activities:
Loss after income tax	(14,903,909)	(11,372,799)
Non-cash based expenses:
Share-based payments	1,464,550	600,043
Depreciation and amortisation	-	-
Non-cash expense for investor relation services	-	3,781,344
Release of Gameday reserve of sales refund	-	(15,484)
Other non-cash expenses	(594,394)	91,354
Changes in net assets and liabilities:
(Increase)/Decrease in receivables	(92,320)	214,903
(Increase)/Decrease in inventory	-	183,159
Decrease in other current assets	53,447	172
Increase/(Decrease) in trade payables and accrued expenses	1,111,080	(291,311)
Increase/(Decrease) in other liabilities	154,173	(101,161)
Cash flows used in operations	(12,807,373)	(6,909,780)

	Year Ended 30 June 2021	Year Ended 30 June 2020
Loss after income tax	$(11,372,799)	$(4,697,636)

Non-cash based expenses(income):
Share based payments	600,043	565,448
Depreciation and amortisation	—	36,542
Non-cash expense for investor relation services	3,781,344	—
Release of Gameday reserve of sales refund	(15,484)	—
Non-cash expense for annual leave	91,354	97,221

Changes in net assets and liabilities:
Decrease/(increase) in receivables	214,903	(315,484)
Decrease/(increase) in inventory	183,159	(30,355)
Decrease in other current assets	172	2,928
(Increase)/decrease in trade and other payables	(291,311)	464,223
Decrease in other liabilities	(101,161)	(30,221)
Cash flows used in operations	$(6,909,780)	$(3,907,334)

Schedule of cash
	Consolidated
	30 June 2021	30 June 2020
Cash at bank and on hand	$9,123,617	$3,603,390
	$9,123,617	$3,603,390